Share Options (Details) - Schedule of Assumptions Used to Estimate the Fair Values of the Share Options Granted - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 26, 2023
Schedule of Assumptions Used to Estimate the Fair Values of the Share Options Granted [Line Items]
Volatility (%)		61.49%	64.75%
Risk-free interest rate (%)			0.09%
Dividend yield (%)
Expected life (years)	6 years 3 months	6 years 3 months	6 years 3 months
Exercise price ($) (in Dollars per share)		$ 1.83		$ 5
Share price ($) (in Dollars per share)	$ 4	$ 3.3	$ 3.2
Minimum [Member]
Schedule of Assumptions Used to Estimate the Fair Values of the Share Options Granted [Line Items]
Volatility (%)	60.48%
Risk-free interest rate (%)	3.70%	3.64%
Exercise price ($) (in Dollars per share)	$ 1.48		1.8
Share price ($) (in Dollars per share)	$ 1.48
Maximum [Member]
Schedule of Assumptions Used to Estimate the Fair Values of the Share Options Granted [Line Items]
Volatility (%)	61.49%
Risk-free interest rate (%)	4.30%	3.85%
Exercise price ($) (in Dollars per share)	$ 4		$ 3.2
Share price ($) (in Dollars per share)	$ 3.73